Other Expenses, By Nature - Summary of Other Miscellaneous Operating Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER EXPENSES, BY NATURE
Professional, outsourced and other services	$ (83,023,012)	$ (74,650,311)	$ (74,630,728)
Write-off Property, Plant and Equipment	52,799,997
Repairs and maintenance	(50,001,947)	(43,670,583)	(49,051,950)
Insurance premiums	(24,551,805)	(23,487,377)	(19,992,385)
Environmental expenses	(10,091,657)	(7,998,327)	(8,313,182)
Administrative expenses	(9,895,827)	(9,072,602)	(7,214,238)
Taxes and charges	(6,773,397)	(6,316,351)	(5,675,978)
Leases and rental costs	(5,436,911)	(3,790,971)	(4,958,760)
Marketing, public relations and advertising	(2,991,329)	(1,971,879)	(2,491,884)
Travel expenses	(3,197,752)	(1,220,870)	(2,223,358)
Indemnities and fines	(354,539)	(76,693)	(1,029,517)
Other supplies and services	(19,916,674)	(17,294,861)	(15,011,354)
Total	$ (269,034,847)	$ (189,550,825)	$ (190,593,334)